BALANCE SHEET COMPONENTS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Settlement liability	$ 90,000	$ 50,000
Accrued purchase of intangible asset	32,126	11,344
Inventory received not yet invoiced	18,167	8,253
Accrued payroll and payroll related expenses	8,298	2,521
Supply agreement revision commitment	10,000	0
Accrued outsourced engineering services	8,056	1,134
Other accrued expenses	2,152	7,090
Accrued purchases of property, plant and equipment	3,587	2,817
Accrued legal expenses	2,041	5,664
Accrued Equity Distribution Agreement Fees	1,681	0
Derivative liability	0	4,189
Accrued expenses and other current liabilities	$ 179,571	$ 93,487